Summary of Significant Accounting Policies (Details 5) - shares	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,587,497	6,557,310	6,204,497	23,615,265
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	35,000	35,000	35,000	35,000
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,552,497	6,552,310	6,169,497	6,534,810
Convertible notes payable
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0	17,045,455